Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSGA FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 19, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Funds

State Street S&P 500 Index Fund

(the “Fund”)

Class N (SVSPX)

Supplement dated June 11, 2019 to the Prospectus, Summary Prospectus, and

Statement of Additional Information (“SAI”) each dated December 19, 2018,

as may be revised and/or supplemented from time to time.

Effective June 17, 2019, the Fund will no longer operate in a master-feeder arrangement, and will make direct investments consistent with its investment strategy instead of investing substantially all of its assets in the State Street Equity 500 Index Portfolio, a series of State Street Master Funds (the “Master Fund”). Accordingly, effective June 17, 2019, all references to the master-feeder arrangement between the Fund and the Master Fund, including all references to the Fund investing in or via the Master Fund, are removed from the Prospectus, Summary Prospectus and SAI.

Effective June 17, 2019, the sections of the Prospectus and Summary Prospectus titled “Fees and Expenses of the Fund” and “Example” are deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”).

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	0.03%
Distribution and Shareholder Service (12b-1) Fees[2]	0.06%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.18%
Less Fee Waivers and/or Expense Reimbursements[3]	(0.02%)

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.16%

[1]	Management Fees have been restated to reflect current fees.

[2]
The Fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Fund’s Board of Trustees has determined that payments will not exceed 0.062% of average daily net assets.

[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until December 31, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2019 except with the approval of the Fund’s Board of Trustees. SSGA FM has contractually agreed to waive 0.01% of its administration fee. This waiver may not be terminated or modified except with the approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$16	$56	$99	$228

State Street S&P 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SSGA Funds

State Street S&P 500 Index Fund

(the “Fund”)

Class N (SVSPX)

Supplement dated June 11, 2019 to the Prospectus, Summary Prospectus, and

Statement of Additional Information (“SAI”) each dated December 19, 2018,

as may be revised and/or supplemented from time to time.

Effective June 17, 2019, the Fund will no longer operate in a master-feeder arrangement, and will make direct investments consistent with its investment strategy instead of investing substantially all of its assets in the State Street Equity 500 Index Portfolio, a series of State Street Master Funds (the “Master Fund”). Accordingly, effective June 17, 2019, all references to the master-feeder arrangement between the Fund and the Master Fund, including all references to the Fund investing in or via the Master Fund, are removed from the Prospectus, Summary Prospectus and SAI.

Effective June 17, 2019, the sections of the Prospectus and Summary Prospectus titled “Fees and Expenses of the Fund” and “Example” are deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”).

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees[1]	0.03%
Distribution and Shareholder Service (12b-1) Fees[2]	0.06%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.18%
Less Fee Waivers and/or Expense Reimbursements[3]	(0.02%)

Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.16%

[1]	Management Fees have been restated to reflect current fees.

[2]
The Fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Fund’s Board of Trustees has determined that payments will not exceed 0.062% of average daily net assets.

[3]
The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until December 31, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2019 except with the approval of the Fund’s Board of Trustees. SSGA FM has contractually agreed to waive 0.01% of its administration fee. This waiver may not be terminated or modified except with the approval of the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$16	$56	$99	$228

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management Fees have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
State Street S&P 500 Index Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.03%	[1]
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.06%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.16%
1 year	rr_ExpenseExampleYear01	$ 16
3 years	rr_ExpenseExampleYear03	56
5 years	rr_ExpenseExampleYear05	99
10 years	rr_ExpenseExampleYear10	$ 228

[1]	Management Fees have been restated to reflect current fees.
[2]	The Fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Fund’s Board of Trustees has determined that payments will not exceed 0.062% of average daily net assets.
[3]	The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until December 31, 2019 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2019 except with the approval of the Fund’s Board of Trustees. SSGA FM has contractually agreed to waive 0.01% of its administration fee. This waiver may not be terminated or modified except with the approval of the Fund’s Board of Trustees.